JPMorgan US Research Enhanced Equity Fund Average Annual Total Returns - R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	24.77%	15.66%	12.90%
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	22.82%	14.09%	11.21%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	15.69%	12.24%	10.11%